Share-based compensation - Summary of Restricted Stock and Restricted Stock Unit, Activity (Detail) - ¥ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding balance	33,860,228	48,288,134
Replacement			75,010,330
Granted	28,010,128	7,086,500	39,313,515
Vested	(19,564,802)	(18,577,032)	(63,314,483)
Forfeited	(6,309,648)	(2,937,374)	(2,721,228)
Outstanding balance	35,995,906	33,860,228	48,288,134
Expected to vest as of December 31, 2020,shares	33,116,233	30,900,145	44,425,083
Weighted average grant-date	¥ 38.75	¥ 14.2
Replacement ,Weighted average grant-date			¥ 4.87
Granted,Weighted average grant-date	68.29	132.02	27.7
Vested,Weighted average grant-date	37.27	11.51	11.66
Forfeited,Weighted average grant-date	81.29	43.23	11.05
Weighted average grant date fair value	¥ 59.72	¥ 38.75	¥ 14.2
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Replacement			17,643,400
Vested			(17,643,400)
Replacement ,Weighted average grant-date			¥ 2.51
Vested,Weighted average grant-date			¥ 2.51